Fair Value Measurements - Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis (Detail) - USD ($)	Sep. 30, 2021	Mar. 25, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account	$ 402,520,541
Public Warrants | Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	6,948,408
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 20,189,067
Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	13,655,134	$ 17,796,406
Mutual Fund | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account	402,520,541
Mutual Fund | Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account	402,520,541
Warrant | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	13,655,134
Warrant | Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	6,948,408
Warrant | Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	6,706,726
Warrant | Public Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	6,948,408
Warrant | Private Placement Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	6,706,726
Warrant | Private Placement Warrants | Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 6,706,726